Average Annual Total Returns		12 Months Ended	60 Months Ended	81 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond 1-10 Year Blend Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.14%	1.21%	2.01%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.68%
Separate Account Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.61%	1.99%	3.28%
Performance Inception Date	Apr. 01, 2019